Other assets impairments, restructuring and other items - Components of costs associated with restructuring plan including costs related to exit and disposal activities (Detail) - USD ($)
$ in Millions
12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Restructuring Cost and Reserve [Line Items]
Restructuring charges	$ 225	$ 74	$ 111
Employee termination [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring charges	215	53	52
Other [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring charges	$ 10	$ 21	$ 59